[LETTERHEAD FOR MINTZ, LEVIN, COHN, FERRIS, GLOVSKY and POPEO, P.C.]

March 23, 2006

VIA EDGAR AND OVERNIGHT MAIL

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Filing Desk

Re:          Alphatec Holdings, Inc.

Registration Statement on Form S-1, Filed February 6, 2006

File No. 333-131609

Ladies and Gentlemen:

On behalf of Alphatec Holdings, Inc. (“Alphatec” or the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement on Form S-1 (the “Registration Statement”), initially filed with the Commission on February 6, 2006.

Amendment No. 1 is being filed in response to comments contained in the letter dated March 3, 2006 from Perry Hindin of the Staff  (the “Staff”) of the Commission’s Division of Corporation Finance to Ronald G. Hiscock, the Company’s President and Chief Executive Officer.  As requested, the comments and responses set forth below are keyed to the numbering of the comments and the headings used in the Staff’s letter and are based upon information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by the Company. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

We are delivering one courtesy copy of Amendment No. 1, marked to show the changes effected to the Registration Statement as initially filed, and one courtesy copy of this letter, to each of Lynn Dicker, Brian Cascio, Adelaja Heyliger and Perry Hindin of the Commission.

As a preliminary matter, we advise the Staff that Amendment No. 1, in addition to setting forth changes responsive to the Staff’s comments, also revises and updates the Registration Statement, as more particularly set forth therein.

General

1.                                       Comment:  Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This includes the price range and related information based on a bona fide estimate of the public offering within that range. This also includes a completed principal stockholder table.  Also, in the next amendment, please fill in the blanks throughout the filing, and note that we may have additional comments after you do so.

Response:  The Company confirms that any preliminary prospectus it circulates will include all non-Rule 430A information, including the price range and related information based on a bona fide estimate of the public offering within that range, and a completed principal stockholder table.

In response to the comment requesting that the Company fill in blanks throughout the filing, the Company has, to the extent practicable, completed all of the blank sections in Amendment No. 1.  The Staff is supplementally advised, however, that at this time the Company and the underwriters have not determined (i) the number of shares to be offered, (ii) the details of the anticipated stock split or (iii) the price range of the offering. Accordingly, certain share, share-related, price and price-related information is necessarily omitted.  The Company intends to determine the size of the offering, the stock split ratio and the price range prior to the circulation of the preliminary prospectus and will complete the remaining blanks, other than Rule 430A information, in a filing prior to such circulation.

2.                                       Comment:  Please revise your disclosure throughout the filing to reflect your results for the fiscal year ended December 31, 2005.

Response:  The Company has revised its disclosure throughout the filing to reflect its results for the fiscal year ended December 31, 2005.

Prospectus Summary, page l

3.                                       Comment:  Please provide independent and objective support for your statements of industry leadership.  For example, we note disclosure of your belief on page 1 that you are a “leading medical device company... focused on surgical treatment of spine disorders.”

Response:  The Company has revised Amendment No. 1 to eliminate the reference to industry leadership in the description of the Company as a “medical device company… focused on surgical treatment of spine disorders.”

4.                                       Comment:  Please provide copies of the industry reports and market data cited throughout the registration statement, clearly marking the relevant sections.  For example, on page 1, you cite spine fusion market growth projections.  Also tell us whether the sources of the cited materials have consented to your use of their data and whether any of the reports were prepared specifically for your use.

Response:  The Company is supplementally providing copies of the industry reports and market data cited to the Staff.  The Company has not obtained consent from the sources of the cited materials to the use of the data and none of the reports were prepared specifically for use by the Company.

History, page 2

5.                                       Comment:  We note your disclosure in the last full paragraph on page 2 that the acquisition of Alphatec Spine by HealthpointCapital provided you with additional capital.  Please summarize here and detail in the Business section of the prospectus the amount of the proceeds you retained from that transaction and the amount paid to the former Alphatec Spine shareholders.

Response:  The Company has summarized on page 2 of Amendment No. 1 and detailed on page 48 of Amendment No. 1 the amount it raised from HealthpointCapital and other investors in the Company’s initial financings and the amount paid to the former Alphatec Spine shareholders.  The Company respectfully submits that the detailed discussion requested is more appropriately included in “Management’s Discussion and Analysis of Financial Condition and Results of Operation” and has therefore added the requested detailed disclosure on page 48 of Amendment No. 1.

Corporate Reorganization, page 3

6.                                       Comment:  Please disclose the business rationale for creating the New Redeemable preferred stock in connection with this IPO and, in an appropriate section of the prospectus, describe the structure of this offering in greater detail.

Response:  The Company has added disclosure about the business rationale for creating the New Redeemable preferred stock in connection with this IPO on pages 3 and 106 of Amendment No. 1.  A description of the structure of the offering of the New Redeemable preferred stock is included on page 106 of Amendment No. 1.

The Company is supplementally providing to the Staff a copy of its proposed amended and restated certificate of incorporation, which is to take effect prior to the IPO, providing for, among other things, the creation of the New Redeemable preferred stock in connection with the reorganization transactions described on page 3 and pages 104 to 106 of Amendment No. 1.  In addition, the Company is supplementally providing to the Staff a copy of its proposed amended and restated certificate of incorporation that is to take effect upon consummation of the IPO.  The Company confirms that it will file the amended and restated certificates of incorporation as exhibits in a subsequent amendment to the Registration Statement.  The Company will supplementally provide the Staff with copies of the amended and restated certificates of incorporation, marked to indicate any changes made prior to such filing.

7.                                       Comment:  Please disclose the following in the Summary section:

•                  You are entitled to retain 50% of the net proceeds from this offering up to a maximum amount of $65 million;

•                  You are required to use the remaining net proceeds from this offering to satisfy redemption, dividend and liquidation obligations to your existing shareholders; and

•                  To the extent these obligations exceed the remaining net proceeds, you are required to issue a combination of common stock and New Redeemable preferred stock to satisfy these obligations.

Response:  The Company has added the requested disclosure on page 3 of Amendment No. 1.  The Company notes that it is obligated to make dividend and redemption payments to its existing stockholders in connection with the IPO, but not to make any liquidation payments.  The Company has revised Amendment No. 1 throughout to clarify its obligations accordingly.

8.                                       Comment:  Please revise your calculations here and throughout the registration statement of the number of shares of common stock and New Redeemable preferred stock to be issued and cash to be paid pursuant to the reorganization transactions to reflect their occurrence on the anticipated closing date of this offering.

Response:  The Company has revised the disclosure throughout Amendment No. 1 to state that such calculations are based on the accrued and unpaid dividends through April 15, 2006.  Once the number of shares to be offered and the price range of the offering is determined, the Company will provide calculations of the number of shares of common and preferred stock to be issued and cash to be paid, assuming an offering price at the mid-point of the price range, in an amendment to be filed prior to the circulation of any preliminary prospectus.

Risk Factors, page 10

General

9.                                       Comment:  Please include a risk factor that addresses the risks associated with the fact that the majority of the net proceeds of this offering will be paid to your current principal shareholders and that, upon satisfaction of your Liquidation and Redemption Value obligations, you may retain only a small portion of the net proceeds.  You should discuss, for example, the fact that the portion of the net proceeds you retain may be insufficient to fund your ongoing operations, international expansion and product development plans.

Response:  The Company has included a risk factor on page 32 of Amendment No. 1 to provide the requested disclosure.  This risk factor includes a statement as to the Company’s belief that the net proceeds of this offering, after satisfaction of redemption and dividend obligations to its existing stockholders, together with cash, cash equivalents, short-term investments, revenues from our operations and Alphatec Spine’s ability to draw down on its secured credit facilities, will be sufficient to meet its projected operating requirements for at least the next 12 months.

Our business plan relies on certain assumptions, page 9

10.                                 Comment:  We note your disclosure here of an increasing awareness and use of non-invasive and non-surgical treatment alternatives.  Please include in the Business section of the prospectus a discussion of the increasing awareness of these alternatives and their actual or potential effects on your operations.

Response:  The Company has added the requested disclosure on page 75 of Amendment No. 1.

To be commercially successful, we must convince the spine surgeon..., page 12

11.                                 Comment:  Please disclose the number of surgeons currently trained to use your products.

Response:  The Company notes the Staff’s comment and respectfully submits that the Company’s training of surgeons in the use of the Company’s products is not integral to the ability of surgeons to use the Company’s products as was originally described in this risk factor and, accordingly, the Company has revised the risk factor to more appropriately describe the level and type of training necessary.  The Company has further revised the risk factor on page 12 of Amendment No. 1 to specify the number of surgeons who have used the Company’s products from January 1, 2006 through March 17, 2006.

We depend on various third-party suppliers, page 13

12.                                 Comment:  Please disclose the percentage of your revenues derived from products containing PEEK in the most recently completed fiscal year.

Response:  The Company has added the requested disclosure on page 13 of Amendment No. 1.

We are subject to substantial governmental regulation..., page 15

13.                                 Comment:  We refer you to your disclosure in the last paragraph of this risk factor.  Please disclose the countries other than the U.S. and Japan where your products have been or may be sold.  We note your disclosure on page 70 that you have no plans to sell your products in Europe.

Response:  The Company has added the disclosure on page 15 of Amendment No. 1 indicating that Hong Kong is the only country other than the U.S. and Japan where the Company currently sells products.  The Company supplementally advises the Staff that, although the Company has sold products in Turkey and Greece in the past, the Company does not have any current intention to sell products in those countries.

We may be subject to damages resulting from claims..., page 26

14.                                 Comment:  Please provide a cross-reference to the Abbott Spine complaint mentioned on page 80 of the prospectus.

Response:  The Company has added the requested disclosure on page 28 of Amendment No. 1.

Certain members of our board of directors also serve as officers and directors..., page 29

15.                                 Comment:  Please tell us whether you have or plan to implement procedures to address any such actual or perceived conflicts of interest.

Response:  The Company supplementally advises the Staff that it intends to adopt, prior to consummation of this offering, an audit committee charter that requires the audit committee to approve related party transactions, as described on page 91 of Amendment No. 1.  The Company also has a code of conduct under which the Company requires employees to disclose any conflicts of interest and under which the Company reserves the right to take action to prevent conflicts of interest from occurring.  A description of the conflict of interest provisions of the Company’s code of conduct and of the related-party transaction approval requirements of the audit committee charter has been added to page 103 of Amendment No. 1.

As a new investor, you will experience substantial dilution…, page 29

16.                                 Comment:  Please disclose under this risk factor the fact that you are required to issue additional common shares and New Redeemable preferred shares if the net proceeds of this offering are insufficient to satisfy your Liquidation and Redemption Value obligations.  We refer you to your disclosure in the second paragraph on page 103.

Response:  The Company has added the requested disclosure on page 33 of Amendment No. 1.

We may become involved in securities class action litigation..., page 33

17.                                 Comment:  Briefly describe the factors unrelated or disproportionate to operating performance that have resulted in extreme price and volume fluctuations for the stock of medical device companies.

Response:  The Company has added a description of factors contributing to such volatility on page 35 of Amendment No. 1.

Change of control provisions in some of our employment agreements..., page 33

18.                                 Comment:  Please disclose whether the IPO will trigger any of the mentioned change of control provisions.

Response:  The Company has added the requested disclosure on page 35 of Amendment No. 1.

Use of Proceeds, page 36

19.                                 Comment:  Please expand your Use of Proceeds disclosure to include the Redemption and Liquidation Value (as defined on page F-29) of your preferred and common stock as of the anticipated closing date of this offering.

Response:  The Company has revised the disclosure on page 39 of Amendment No. 1 to provide a calculation of the aggregate amount of its redemption and dividend obligations that would be payable to its existing stockholders if the offering were to close on April 15, 2006.

20.                                 Comment:  We note your disclosure on page F-30 that upon the occurrence of a Significant Transaction (which would include this IPO), each share of Rolling common stock is entitled to receive a $1,000 dividend payment.  It is unclear whether the conversion of these shares in connection with the consummation of this offering still entitles the Rolling common stock to the $1,000 dividend at the closing of this offering.  If this is in fact the case, please disclose the aggregate dividend amount to be paid from the proceeds of this offering.

Response:  Upon consummation of the IPO, each holder of shares of Rolling common stock will be entitled to receive a dividend payment equal to $22.71 per share plus an amount equal to $1.8167 per annum per share from the initial issue date of the Rolling common stock.  The Company has revised Amendment No. 1 to correct the amount of the dividend payable to holders of Rolling common stock and notes that, in error, the $1,000 amount did not give effect to the Company’s 44.036-for-1 stock split.  In addition, upon consummation of the IPO, each share of Rolling common stock shall be converted into one share of undesignated common stock.  In addition, the Company notes that, upon consummation of the IPO, dividends are also payable on shares of the Company’s Series A, Series A-1, Series B and Series C common stock and that such shares shall also be converted into shares of undesignated common stock, as described on pages 3 and 107 of Amendment No. 1, and page F-32 under the caption “Redeemable Convertible Preferred Stock, Rolling Common and Series C Common Stock - Other Significant Transactions: the Series A Put Right, an IPO or Change in Control” and page F-34 under the caption “Series A, Series A-1, Series B and Undesignated Common Stock - Other Significant Transactions:  the Series A Put Right, an IPO or Change in Control” of Amendment No. 1.  The aggregate amount of all such dividends is included in the amount of net proceeds to be used to satisfy the Company’s redemption and dividend obligations to its existing stockholders, which are disclosed on page 39 of Amendment No. 1.  The Company has also added disclosure to page 39 of Amendment No. 1 to provide the aggregate dividend amount to be paid.  The Company notes that the amount of such dividends to be paid in cash will be determined by the size of the offering and that the balance of the dividend obligations will be paid in shares of common stock and New Redeemable preferred stock.  The Company will disclose the dollar amount of the expected cash dividend in an amendment to be filed prior to the circulation of any preliminary prospectus.  The Company notes that the description of reorganization transactions on pages 3 and 106 of Amendment No. 1 indicates both that holders of all series of the Company’s common stock will receive dividend payments and that all shares of such series of common stock will also be converted into shares of common stock.

Capitalization, page 38

21.                                 Comment:  Please revise to remove the caption relating to cash and cash equivalents from your presentation of capitalization.

Response:  The Company removed the caption on page 40 of Amendment No. 1 as requested.

Dilution, page 39

22.                                 Comment:  Please expand to quantify the extent to which investors in this offering will be further diluted and how the table at the bottom of the page will change assuming the exercise of all outstanding stock options with exercise prices less than the IPO price and the underwriters’ exercise of the over-allotment.

Response:  The Company has expanded the disclosure on page 42 of Amendment No. 1 to include a discussion of the dilution and changes to the table at the bottom of the page as requested.

Unaudited Pro Forma Condensed Combined Consolidated Statements of Operations for the Nine Months Ended September 30 2005 and for the Year Ended December 31 2004, page 42

Pro Forma Condensed Combined Statement of Operations, page 43

23.                                 Comment:  Please tell us why you are eliminating the historical expenses related to in-process research and development and inventory step-up.  The effects of unusual events and historical expenses ordinarily should not be eliminated to arrive at pro forma data.  Please refer to Rule 11-02(c)(4) of Regulation S-X.

Response:  The Company has reviewed Article 11 of Regulation S-X and respectfully submits that it believes that Rule 11-02 (b) (5) and (6) are more applicable than Rule 11-02(c) (4).

Under Rules 11-02(b) (5) and (6) of Article 11 of Regulation S-X, which are set out below, pro forma adjustments are material charges, credits, and related tax effects that are directly attributable to the transaction and are factually supportable.  Only those items with a continuing impact should be presented as adjustments when preparing the pro forma income statement.  Items with a one-time impact should not be presented as adjustments when preparing the pro forma income statement, but must be separately disclosed clearly indicating that fact.  The rules describe these items as “material nonrecurring charges or credits and related tax effects which result directly from the transaction and which will be included in the income of the registrant within the 12 months succeeding the transaction.”

The Company respectfully submits that income statement items not reflected in the historical financial statements that are directly attributable to the transaction and factually supportable, but non-recurring (i.e., gain on sale), normally should be reflected in the pro forma balance sheet as pro forma adjustments to equity.  For example, for a purchase business combination, depreciation and other adjustments based on the purchase price allocation are pro forma adjustments; however, the one-time write-off of acquired in process research and development would not be included as an adjustment in the pro forma income statement.

The Company has also reviewed the Division of Corporate Finance “Accounting Disclosure Rules and Practices” training manual, Topic Three, Section II.C, Item (1) in the table, which states that pro forma adjustments for “Material nonrecurring charges or credits and related tax effects which result directly from the transaction and which will be included in the income of the registrant within the 12 months following the transaction----Do not include in pro forma income statements.”  “Disclose these items in a note and clearly indicate that they were not included.”

Based on the above guidance, the Company respectfully submits that it has appropriately applied the requirements of Article 11 of Regulation S-X.

Article 11-02 (b) of Regulation S-X

(5)           The pro forma condensed income statement shall disclose income (loss) from continuing operations before nonrecurring charges or credits directly attributable to the transaction. Material nonrecurring charges or credits and related tax effects which result  directly from the transaction and which will be included in the income of the  registrant within the 12 months succeeding the transaction shall be disclosed  separately. It should be clearly indicated that such charges or credits were not considered in the pro forma condensed income statement. [emphasis added]  If the transaction for which pro forma financial information is presented relates to the disposition of a business, the pro forma results should give effect to the disposition and be presented under an appropriate caption.

(6)            Pro forma adjustments related to the pro forma condensed income statement  shall be computed assuming the transaction was consummated at the beginning  of the fiscal year presented and shall include adjustments which give effect  to events that are (i) directly attributable to the transaction, (ii)  expected to have a continuing impact on the registrant, and (iii) factually  supportable. Pro forma adjustments related to the pro forma condensed balance sheet shall be computed assuming the transaction was consummated at the end of the most recent period for which a balance sheet is required by §210.3-01 and shall include adjustments which give effect to events that are directly attributable to the transaction and factually supportable regardless of whether they have a  continuing impact or are nonrecurring. All adjustments should be referenced to notes which clearly explain the assumptions involved.

Management’s Discussion and Analysis of Financial Condition and Results of Operation, page 45

Results of Operations, page 46

24.                                 Comment:  We note the discussion on page 47 that the significant increase in revenues is primarily attributable to continued adoption of your products and new product introductions.  Please provide a specific discussion of the significant factors that contributed to the increase, including the effects of changes in unit sales, prices or product mix or the introductions of new products.

Response:  The Company has added the requested disclosure on page 51 of Amendment No. 1.

25.                                 Comment:  We note that gross profit margin for the nine month period ended September 30, 2005 was 59.7% and was 69.4% and 66% for the years ended December 31, 2004 and 2003, respectively.  Please revise to separately quantify and discuss the underlying reasons for the significant changes in gross profit margins.

Response:  The Company has provided the disclosure as requested on pages 51 and 52 of Amendment No. 1.

Liquidity and Capital Resources, page 50

26.                                 Comment:  We note disclosure on page 50 of your belief that net proceeds from this offering, together with your existing resources, will be sufficient to fund your ongoing operations for at least the next 12 months.  Please clarify, if true, that this is your belief given the portion of the net proceeds you are expected to retain after satisfying your redemption, dividend and liquidation obligations to existing stockholders.

Response:  The Company has revised page 53 of Amendment No. 1 to clarify its belief that the proceeds its expects to retain after satisfying its redemption and dividend obligations to existing stockholders will be sufficient to fund its ongoing operations for at least 12 months.

27.                                 Comment:  We note your disclosure on page 50 that, if necessary, HealthpointCapital has committed to provide you with the funds necessary to continue your operations in 2006.  Please describe the material terms of this agreement and file the agreement as an exhibit to the registration statement.

Response:  The Company has revised the disclosure on page 53 of Amendment No. 1 to clarify that HealthpointCapital has represented that HealthpointCapital has the ability and, if necessary, intends to provide the Company with the funds necessary to continue to fund its operations throughout 2006.  The Company supplementally advises the Staff that such representation was made by Healthpoint to the Company’s auditors in a representation letter in connection with the Company’s audit.  The Company supplementally advises the Staff that HealthpointCapital has not entered into any agreement with, or made any representation to, the Company with respect to the provision of additional funds to the Company and the Company does not assert that it is a third-party beneficiary of such representation to the Company’s auditors.  Accordingly, the Company respectfully submits that the representation letter from HealthpointCapital is not a material contract that would be required to be filed under Item 601(b)(10) of Regulation S-K, which states that “[o]nly contracts need to be filed as to which the registrant. . .is a party. . .or in which the registrant has a beneficial interest.”  The Company is supplementally providing a copy of the representation letter to the Staff.

28.                                 Comment:  We refer you to your disclosure in the first two full paragraphs on page 51.  Please disclose whether you are currently in compliance with the covenants of the new credit facility.

Response:  The Company has added the requested disclosure stating that it is in compliance with the covenants of its new credit facility on page 54 of Amendment No. 1.

Business, page 57

General

29.                                 Comment:  We note your references here and throughout the filing to your products being “cleared” by the FDA and your references at the top of page 69 to being “registered” with the FDA.  Please revise your disclosure as necessary to clarify whether you have obtained the FDA’s approval to sell your products as marketed.

Response:  The Company has revised the disclosure as requested on pages 2 and 75 of Amendment No. 1.

Our Competitive Strengths and Strategy, page 57

30.                                 Comment:  We refer you to your disclosure in the second bullet on page 58. Please explain in greater detail how you expect to “rapidly respond to unexpected increases in market demand” in light of the difficulties in scaling up production (discussed in the first full risk factor on page 11) and in developing products in a timely manner (discussed in the second risk factor on page 18).

Response:  The Company notes the disclosure on page 58 and discussed in the risk factors.

The Company supplementally informs the Staff that it is able to rapidly respond to unexpected increases in market demand for products generally, but not for all of its products simultaneously, as follows:

The Company typically operates its production equipment to manufacture a broad array of products.  Individual pieces of the Company’s equipment can be used to manufacture most of the Company’s current products.  The Company typically maintains several months of inventory of most of its products based on current demand.  However, if demand for one or more of the Company’s products increases, the Company has the ability to modify its production line to produce more of those products.  During this time, demand for other products would be satisfied out of the inventory.  In addition, the Company notes that it currently operates its manufacturing facility on two eight-hour shifts and has the ability to operate a third shift as necessary to meet increases in demand.  The Company acknowledges that if demand for a large number of its products increases simultaneously, unexpectedly and significantly, the Company would have to scale up production and would face the challenges described in the first full risk factor on page 11 of Amendment No. 1.  Accordingly, the Company respectfully submits that, though it generally has the ability to rapidly respond to unexpected increases in market demand for its existing products described on page 61 of Amendment No. 1, it still faces the risk noted in the risk factor relating to scaling up production under certain circumstances.

The Company notes that the risk factor titled “We may not be able to timely develop new products or product enhancements that will be accepted by the market” on pages 18 and 19 of Amendment No.1 refers to new products and product enhancements specifically designed by the Company for sale.  The reference to rapid responses on page 61 of Amendment No. 1 has been revised to clarify that it refers to unexpected increases in market demand for the Company’s existing products, rather than new products and product enhancements.

Our Products In Development, page 65

31.                                 Comment:  Please provide the disclosure required by Item 101(c)(ii) of Regulation S-K for all of the disclosed products in development.

Response:  The Company has added the requested disclosure on pages 69 and 70 of Amendment No. 1.

Sales and Marketing, page 67

32.                                 Comment:  Please tell us whether any of your independent distributor agreements are material to your operations and file any such material agreement as an exhibit to the registration statement.

Response:  The Company has filed as exhibits to Amendment No. 1 four of its independent distributor agreements and supplementally advises the Staff that the Company believes that the Company’s other independent distributor agreements are not material to the Company’s operations.

33.                                 Comment:  Please discuss the difficulties and challenges you are likely to face in your attempt to expand in the Japanese market, particularly in light of your disclosure on page 50 that you expect to incur net losses for the foreseeable future.

Response:  The Company respectfully submits that many of the primary barriers to success in the market for spinal products in Japan are similar to those in the U.S., including the challenges of increasing market penetration, expanding the direct representative sales force and obtaining regulatory approval for our new products.  Because of this, the Company respectfully submits that much of the discussion in the registration statement with respect to the Company’s challenges adequately describes substantially all of the material information with respect to the Company’s primary difficulties and challenges in Japan.  In addition, the Company has added disclosure on page 18 of Amendment No. 1 to identify some of the other difficulties and challenges it may face in Japan.

34.                                 Comment:  To the extent material, please file as exhibits the agreements described in the second paragraph on page 67.

Response:  The Company has filed an English translation of a copy of the agreement whereby Alphatec Pacific reacquired distribution rights to the Company’s products in Japan as an exhibit to Amendment No. 1.  The Company supplementally advises the Staff that it has reviewed the requirements of Item 601(b)(10) of Regulation S-K and has not filed a copy of the agreements relating to the acquisition by Alphatec Pacific of Ishibe Medical Co., Ltd., a distributor of spine and orthopedic trauma products, for consideration of less than $300,000, because it has determined that the agreement is not material to the Company given the consideration paid and given that the acquired company does not constitute a “significant subsidiary” of the Company as defined in Rule 1-02(w) of Regulation S-X.

Manufacture and Supply, page 68

35.                                 Comment:  To the extent material, please file as exhibits your contracts with the suppliers referred to in the second to last whole paragraph on page 68.

Response:  The Company has not filed as exhibits any of its contracts with its tissue suppliers or allograft processors.  The Company supplementally advises the Staff that it does not believe that these contracts are material because the sales of tissue supplied or allograft processed under any individual contract do not represent in excess of 5% of the Company’s revenues.

Intellectual Property, page 69

36.                                 Comment:  Please file your material patent license agreements as exhibits.

Response:  The Company has filed as an exhibit to Amendment No. 1 the only patent license agreement it believes to be material to the Company.  The Company does not license any other patents.

Government Regulation, page 72

37.                                 Comment:  We refer you to your disclosure in the third paragraph on page 74. Please disclose whether the FDA has made any such decision applicable to your allograft or, to the extent that you are aware, tell us when any such decision is expected.

Response:  The Company has revised the disclosure on pages 77 and 78 of Amendment No. 1 to clarify that the FDA has not made any such decision and that the Company is not aware that any such decision is pending.

International Device Regulation, page 74

38.                                 Comment:  Please tell us whether your subsidiary, Alphatec Pacific, qualifies as a Japanese entity or whether you are required to appoint a contractually bound in-country caretaker.

Response:  The Company supplementally informs the Staff that Alphatec Pacific is a Japanese limited liability company established and existing under the laws of Japan and is not required to appoint a contractually bound in-country caretaker.

39.                                 Comment:  Please describe briefly the new approval screening standards you expect the MHLW to establish in Japan, and specifically discuss whether any such changes are expected to impact the level of third-party reimbursement for procedures utilizing your products.

Response:  The Company notes that to date, several new performance standards have been released by the MHLW and more standards are expected to be issued in the near future, which apply to medical devices which are designated as “highly controlled” under Japanese regulations.  The Company notes that to date, the MHLW has not released any new standards for spinal implants and the Company has added disclosure to that effect on page 78 of Amendment No. 1.  The Company supplementally advises the Staff that when a standard is established with respect to a particular medical device, generally the time to complete the screening is shortened and the approval application fee for the screening is reduced.  However, the Company does not know what performance standards may be adopted in the future by the MHLW and the Company has added disclosure to that effect on page 77 of Amendment No. 1.  The Company supplementally advises the Staff that performance standards have been released for other types of medical devices such as contact lenses, x-ray devices for measuring bone density, and pen-type insulin injectors.  The Company supplementally advises the Staff that the standards for x-ray devices for measuring bone density deal with such items as device design, risk management, performance and function and product life.

Compliance with Fraud and Abuse Laws, page 75

40.                                 Comment:  Please include a discussion of any equivalent Japanese fraud and abuse laws, particularly anti-kickback statutes, and your efforts to maintain compliance with any such laws.

Response:  The Company has added the requested disclosure on page 82 of Amendment No. 1.

Third-Party Reimbursement, page 78

41.                                 Comment:  Please disclose the percentage of the cost of procedures utilizing your products that are generally covered by third parties in the U.S.  We refer you to the equivalent disclosure with respect to insurance coverage in Japan found in the penultimate paragraph on page 79.

Response:  The Company has added the requested disclosure on page 82 of Amendment No. 1.

Legal Proceedings, page 80

42.                                 Comment:  Please update the status of the Abbott Spine proceeding.

Response:  The Company has added the requested disclosure on page 84 of Amendment No. 1.

43.                                 Comment:  Please provide a cross-reference to the complaint you brought against Benchmark Medical described on page 98.

Response:  The Company has added the requested cross-reference on page 84 of Amendment No. 1.

Management, page 81

Executive Compensation, page 89

44.                                 Comment:  Please tell us why you have not included Mr. Yoshimi in the Executive Compensation table.  Refer to Instruction 2 of Item 402(a)(3) of Regulation S-K.

Response:  The Company has reviewed Instruction 2 of Item 402(a)(3) of Regulation S-K and Rule 3b-7 under the Securities Exchange Act of 1934.  Rule 3b-7 provides that “executive officers of subsidiaries may be deemed executive officers of the registrant if they perform such policy making functions for the registrant.”  The Company notes that Mr. Yoshimi is Chairman, President and Chief Executive Officer of Alphatec Pacific.  The Company respectfully submits that Mr. Yoshimi is not an executive officer of the Company, as defined in Rule 3b-7, because Mr. Yoshimi does not perform policy making functions for the Company.  Policy making decisions for the Company with respect to operations in Japan are made by Messrs. Foster, Hiscock and Dixon.

45.                                 Comment:  Please update the bonus award amounts based on your fiscal 2005 revenues.  We refer you to your disclosure in footnote 8 to the summary compensation table.

Response:  The company has revised page 93 of Amendment No. 1 to provide the bonus award amounts based on its fiscal 2005 revenues.

46.                                 Comment:  Revise footnote 10 to the summary compensation table to clarify that the restricted stock described in footnotes 11 - 16 is Series A-1 common stock.

Response:  The Company has revised footnote 10 on page 94 of Amendment No. 1 to provide the requested disclosure.

47.                                 Comment:  Please reconcile the disclosure in footnotes 11-16 indicating that each officer purchased restricted shares with the disclosure on pages 91 and 92 which indicates that pursuant to each officer’s employment agreement, you granted them such shares.  To the extent you did grant such shares, please update the restricted stock awards column in the summary compensation table accordingly.

Response:  The Company has revised the disclosure on page 100 of Amendment No. 1 to reconcile with the disclosure in footnotes 11-16 on page 94 of Amendment No. 1 that each officer purchased restricted shares.

Employment Agreements and Change of Control Arrangement, page 90

48.                                 Comment:  Please reconcile your disclosure on page 91 that Ms. Romanoski’s base salary is currently $225,000 with her employment agreement (Exhibit 10.11) which states that her base salary is $175,000.

Response:  The Company notes that the amendment to Ms. Romanoski’s employment agreement increasing her base salary to $225,000 was included as the final page of Exhibit 10.11 to the Company’s initial filing.

Certain Relationships and Related Party Transactions, page 94

49.                                 Comment:  Please ensure that you include in this section a discussion of all applicable related party transactions disclosed in Note 4 to the financial statements (page F-23).

Response:  The Company notes the comment and acknowledges that it has included in the section a discussion of all applicable transactions between Alphatec Holdings, Inc. and related parties which are disclosed in Note 4 to the financial statements.  The Company respectfully submits that the related party transactions between Alphatec Spine, Inc. prior to its acquisition by Alphatec Holdings, Inc. and the related parties of Alphatec Spine, Inc. are not required to be disclosed in response to Item 404 of Regulation S-K because the related parties of Alphatec Spine, Inc. prior to the acquisition are not directors (or nominees for director), executive officers or 5% or greater security holders of Alphatec Holdings, Inc.

Financial Advisory Service. Rental and Other Payments and Agreements, page 97

50.                                 Comment:  Please describe briefly the restrictive covenants of the Severance Agreement mentioned in the first paragraph on page 98 and update us as to the status of this legal proceeding.

Response:  The Company supplementally advises the Staff that Mr. Hiscock’s severance agreement and the surviving provisions of his employment agreement which are incorporated by reference into his severance agreement with Benchmark Medical Holdings, Inc. contain restrictive covenants that prohibit Mr. Hiscock from 1. suing Benchmark and related entities with respect to legal claims that may have arisen during Mr. Hiscock’s employment at Benchmark, 2. disclosing confidential information, 3. directly or indirectly competing with Benchmark and 4. directly or indirectly soliciting or employing Benchmark employees.  The Company notes that Benchmark filed a complaint against Mr. Hiscock and Ms. Romanoski and the Company has added disclosure to this effect in Amendment No. 1.  The Company supplementally advises the Staff that the restrictive covenants contained in Ms. Romanoski’s severance agreement with Benchmark are substantially the same as those of Mr. Hiscock.  The Company has added disclosure on page 102 of Amendment No. 1 identifying non-competition, solicitation and employment as the relevant restrictive covenants with respect to which the Company is seeking declaratory judgment.

51.                                 Comment:  We note your disclosure on page 98 that Mr. Yoshimi received 20% of the stock of Alphatec Pacific.  Please tell us whether these shares will be converted to your common shares pursuant to the reorganization transactions discussed on pages 3 and 102 and if so, disclose the conversion rate.

Response:  The Company notes that the shares of Alphatec Pacific stock received by Mr. Yoshimi will not convert into shares of our common stock pursuant to the reorganization transactions discussed on pages 3 and 106 of the Amendment No. 1.

52.                                 Comment:  Please tell us whether this offering constitutes a “change of control” as defined in your stock purchase agreement with Mr. Yoshimi and if so, disclose the share price at which you will be required to purchase his shares based on the anticipated closing date of this offering.

Response:  The Company supplementally advises the Staff that this offering does not constitute either a “Change in Control of API” or a “Change in Control of Seller,” each as defined in the Company’s stock purchase agreement with Mr. Yoshimi.  However, the Company notes that, as described in the second to last paragraph on page 102 to Amendment No. 1, twelve months after the IPO, Mr. Yoshimi will have the right to require the Company to repurchase his shares of Alphatec Pacific stock on the terms set forth on page 102.

Principal Stockholders, page 99

53.                                 Comment:  It appears from your disclosure on page 94 that except for Messrs. Lacienski and Pastor, each of the persons and entities listed in the table on page 99 will be receiving New Redeemable Preferred Stock.  Please either confirm that these two individuals will not be receiving shares of New Redeemable Preferred Stock or supplement your disclosure accordingly.

Response:  The Company confirms that Mr. Lacienski will not be receiving shares of New Redeemable preferred stock.  The Company did not include any information about Mr. Pastor because Mr. Pastor is no longer an executive officer of the Company.

Description of Capital Stock, page 101

Common Stock, page 101

54.                                 Comment:  Please disclose the circumstances under which you may exercise our option to redeem the New Redeemable preferred stock.  We refer you to clause (iii) in the first full paragraph on page 102.

Response:  As disclosed on pages 3 and 107 of Amendment No. 1, the New Redeemable preferred stock is redeemable at the Company’s option at any time.  The terms of the Company’s current credit facility prohibit the Company from redeeming or repurchasing any class of the Company’s stock.  The Company supplementally advises the Staff that the Company does not have any current plan to redeem the New Redeemable preferred stock but that the Company’s board of directors retains the discretion to cause the Company to redeem the New Redeemable preferred stock at any time.  The Company supplementally advises the Staff that the Company may redeem the New Redeemable preferred stock for any reason, including to simplify the Company’s capital structure, to provide appropriate returns to the Company’s investors, establish a track record of payments and other purposes determined by the Company’s board of directors.

Underwriting, page 111

Directed Share Program, page 113

55.                                 Comment:   We note that the underwriters have reserved a certain number of shares to be sold in this offering to employees, directors and their family members.  Please provide us the following information:

•                        all materials disseminated to potential participants;

•                        complete information on how potential participants are being notified and what procedures these investors must follow in order to purchase the offered securities;

•                        details on how this directed share plan is being conducted.  For example, tell us how the number of reserved shares will be determined; and

•                        whether the procedures for the directed share program differ from the procedures for the general offering to the public.

Please provide us with copies of all written communications with prospective purchasers about the directed share program.

Response:  At the Company’s request, the underwriters have agreed to reserve up to 5% of the shares to be sold in the proposed offering at the initial public offering price for sale to the Company’s employees, directors and families of employees and directors (collectively, the “Invitees”) through a directed share program (the “Program”).  The Company and First Albany Capital Inc. (“FAC”), as lead underwriter of this offering and administrator of the Program, will work together to implement the Program.  The Company and FAC believe that the reserve amount represents an amount which is (1) sufficient to allow the Company to make available a limited number of shares to such individuals and (2) customary in transactions of this type.  The Company is in the process of preparing a list of employees, directors and certain of their family members whom the Company would like to invite to participate in the Program.

The Company and FAC will employ the following procedures in making the proposed offering under the Program.  The Company will provide FAC with the name, address and telephone number of each Invitee.  Based on this information, FAC will prepare and mail to each Invitee on the Company’s behalf a package of materials.  The materials will include:

(i)                                     a letter from the Company describing the Program and its mechanics (the “Company Letter”);

(ii)                                  a “Frequently Asked Questions” pamphlet with answers to those questions to assist the Invitee in evaluating whether to participate in the Program;

(iii)                               a procedures sheet the Invitees must follow in order to become a participant in the Program;

(iv)                              an Indication of Interest Form to be completed by the Invitee to indicate any interest he or she may have in purchasing shares in the proposed initial public offering, including the number of shares the Invitee may have an interest in purchasing (the “IOI Form”);

(v)                                 a questionnaire as required by the National Association of Securities Dealers, Inc. (the “NASD Questionnaire”), to be completed by the Invitee, which will be used to help FAC determine whether, under NASD Conduct Rule 2790, the Invitee is eligible to participate in the Program;

(vi)                              a New Account Application to be completed by the Invitee in order to allow FAC to open an account for the Invitee;

(vii)                           a Form W-9 for U.S. participants;

(viii)                        a Form W-8BEN for foreign participants; and

(ix)                                if applicable, a lock-up agreement.

This package of materials will also include a copy of the preliminary prospectus and any free writing prospectus.  The preliminary prospectus, any free writing prospectus and items (i) through (ix) above will hereinafter be referred to as the “Program Materials.”  The Program Materials will also include a phone number that the Invitee may call if he or she has any questions concerning the Program.

Each Invitee that wishes to participate in the Program will be required to complete the IOI Form, the NASD Questionnaire, the New Account Application (if the Invitee does not already have an account with FAC), and the Form W-8BEN or the Form W-9, as the case may be, and return them to FAC by a specified date using the Federal Express envelop provided in the Program Materials.  In the IOI Form, the Invitee will indicate the maximum amount (in U.S. dollars) of shares that he or she wishes to purchase through the Program.  The IOI Form will also require the Invitee to agree to sign a lock-up agreement, if applicable.  Once the Invitee has returned the required documentation to FAC, and assuming that there is no regulatory impediment to his or her participation in the Program under the NASD Conduct Rule 2790, the Invitee’s personal information and the maximum amount (in U.S. dollars) of shares in which the Invitee has expressed an interest will be forwarded to a financial advisor or representative at FAC.  The FAC financial advisor or representative will call the Invitee to orally confirm the Invitee’s indication of interest and will advise the Invitee that if FAC is unable to confirm the Invitee’s indication of interest on the night of pricing or the morning thereafter (after the registration statement is effective and before the issue opens for trading), the Invitee will lose the opportunity to participate in the Program.  On this call, the FAC financial advisor or representative will also advise the Invitee of any lock-up restrictions.  If the Invitee does not have an account with FAC, the FAC financial advisor or representative will assist the Invitee in opening an account at FAC.  All purchases by the Invitee through the Program must be made in an account at FAC.

After the registration statement has been declared effective and the offering is priced, the Company and FAC will prepare a final approved list of allocations.  In the event that the aggregate number of shares indicated by Invitees in the IOI Forms exceeds the maximum number of shares reserved for the Program, shares will be allocated pro rata.  After the final allocations are determined, FAC will notify each Invitee verbally of the number of shares that has been allocated to him or her and the purchase price.  The Invitee will then be asked whether he or she wishes to purchase shares at that price, and if so, how many shares (subject to a specified minimum number of shares set by the Company).  The Invitee will have the option to purchase the number of shares allocated to him or her by the Company and FAC, purchase a smaller number of shares than the amount allocated by the Company and FAC (subject to the minimum requirement) or decide not to purchase any shares at all.  If the Invitee agrees to purchase shares, FAC will send a copy of the final prospectus to the Invitee along with a written confirmation of the transaction.

Full payment of the purchase price for the shares bought in the initial public offering through the Program must be received by FAC by the settlement date, which will be three days after the pricing date in accordance with Rule 15c6-1 under the Securities Exchange Act of 1934, as amended.  If FAC does not receive the potential purchaser’s payment by the settlement date, then FAC will notify the Company of the same and FAC will then sell such shares in the open market.  FAC will not accept any payment from any potential purchaser until after the registration statement for the offering is declared effective, the offering is priced, and the potential purchasers are notified of their final allocation and given an opportunity to confirm that they wish to purchase the shares allocated to them.  Participants in the Program will then wire transfer their funds or send checks to FAC.  Shares will be allocated following pricing and settle in the same manner as the shares sold to the general public.

The Program is part of the underwritten offering and accordingly, the procedures that would be implemented by FAC would not differ materially from the procedures for the general offering.  In general, the procedures for the Program differ to the extent that participants must open new accounts with FAC if they do not already have them.  Also, participants are provided with the “Frequently Asked Questions” information sheet to assist them in evaluating whether to participate in the Program.  However, the mechanics of the sale to participants in the Program are handled in the same manner as other sales of shares to purchasers in the public offering.  The Program participants will not be required to pre-fund their accounts and payments will not be required until after the participant has confirmed his or her indication of interest after the pricing of the offering.  The Company will provide the Staff supplementally with copies, when available, of the Program Materials that will be used in the United States.  Program Materials used in foreign jurisdictions will reflect non-substantive changes necessitated by the laws of the jurisdictions in which the participants reside, but the account opening procedures and the mechanics of the sale of shares to Program participants in such foreign jurisdictions will remain unchanged.  As of the date hereof, no Program Materials have been furnished to any potential participants and no materials will be sent until after a preliminary prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended (the “Securities Act”), has been prepared and filed with the Commission.

The Company furthermore advises the Staff supplementally that, in connection with the Program, offers will be made only with a preliminary prospectus and no funds have been or will be committed or paid prior to the effectiveness of the registration statement.  In addition, the Company and FAC will assure that the offer through the Program is consistent with Section 5 of the Securities Act and Rule 134 promulgated thereunder (1) by ensuring that the Company Letter will contain the language that is permitted by Rule 134; and (2) by requiring each Invitee to acknowledge, by signing the IOI Form, that any such offer may be withdrawn or revoked, without obligation or commitment, at any time prior to notice of such offer’s acceptance (which notice is to be given after the effective date of the registration statement), that the Invitee’s submission of a completed IOI Form involves no obligation or commitment of any kind, and that by completing the IOI Form, the Invitee is not binding himself or herself to purchase any shares.  In addition, if the Invitee confirms his or her intention to purchase shares, FAC will send the purchaser a copy of the final prospectus that meets the requirements of Section 10 of the Securities Act, which will contain the price of the offering and other information not included in the preliminary prospectus, and a written confirmation of the sale with respect to the shares.

Financial Statements, page F-1

56.                                 Comment:  Please update the financial statements as required by Rule 3-12 of Regulation S-X.

Response:  The Company has updated all financial information throughout the filing pursuant to Rule 3-12 of Regulation S-X, including audited consolidated financial statements for the year ended December 31, 2005.

57.                                 Comment:  Include updated accountants’ consents with all amendments to the filing.

Response:  The Company has included updated accountants’ consents with Amendment No. 1.  The Company confirms that it will include updated accountants’ consents with all amendments to the filing.

58.                                 Comment:  Please tell us how the stock splits discussed on page 5 have been reflected in the financial statements.  Refer to the requirements of SAB Topic 4.C.

Response:  The Company notes that the 44.036-for-1 stock split of each series of common stock has already been reflected in the December 31, 2005 consolidated financial statements. The Company has added disclosure to note 1 of the notes to the consolidated financial statements under Basis of Presentation in Amendment No. 1 which discloses that the stock split was declared on August 1, 2005 and has been applied retroactively to all periods presented.  The Company expects to declare an additional split to be effective prior to the completion of the offering.  The share and share related data in the financial statements will be adjusted accordingly and the Company will add similar disclosure in note 1 with respect to this anticipated split.

Consolidated Statements of Stockholders’ Equity (Deficit), page F-5

59.                                 Comment:  We note that the “accretion to redemption value of redeemable convertible preferred and rolling common stock” is recorded against accumulated deficit. Please tell us why the debit was not recorded against additional paid-in capital in accordance with paragraph 18 of EITF Topic D-98.  Please revise or advise.

Response:  The Company concurs with the Staff’s comment and in accordance with paragraph 18 of EITF Topic D-98, the Company has reclassified the accretion to redemption value of redeemable convertible preferred Rolling common stock and Series C common stock from accumulated deficit to additional paid-in capital in the December 31, 2005 financial statements in Amendment No. 1.

Note 1.  Organization, Basis of Presentation and Summary of Significant Accounting Policies, page F-8

Stock-Based Compensation, page F-11

60.                                 Comment:  We see that, as a nonpublic entity, you have utilized the Minimum Value pricing model in determining the fair value of options granted to employees.  Please note that the use of this method will no longer be appropriate for options granted on or after the filing of your Form S-1.  Refer to Appendix E of SFAS 123 (the definitions of public and nonpublic entities) for guidance.

Response:  The Company has reviewed Appendix E of SFAS 123 and confirms that all options granted after the filing of the Form S-1 on February 6, 2006 will be accounted for under FAS 123R and a Black-Scholes model will be used.

Deferred Stock-Based Compensation, page F-13

61.                                 Comment:  We note that you reassessed the fair value of the common stock used to grant equity awards going back to March 18, 2005 based on the commencement of the initial public offering process.  Please disclose more details of how you determined the reassessed value.  Progressively bridge management’s fair value per share determinations to the current estimated IPO price per share, identifying all material positive and negative events occurring during the period which could reasonably contribute to variances in fair value.

Response:  The Company acknowledges the Staff’s comment and has added the requested disclosures in note 1 of the notes to the consolidated financial statements in Amendment No. 1.

Note 2.  Acquisitions, page F-17

Alphatec Spine, Inc., page F-17

62.                                 Comment:  We note your reference to a third-party valuation specialist on pages F-18 and F-19.  While you are not required to make reference to an independent valuation, when you do so, you must name the expert and file their written consent.  See Item 601(b) of Regulation S-K.  In addition, revise to disclose the method used to determine the fair values of the assets acquired and the liabilities assumed.

Response:  The Company acknowledges the Staff’s comment and has added the requested disclosures in note 2 of the notes to the consolidated financial statements in Amendment No. 1.

63.                                 Comment:  We note that $55 million and $4.7 million of the purchase prices for Alphatec Spine and Cortek, respectively, were allocated to goodwill.  Please revise to disclose details of the valuation methodology and significant assumptions used to allocate the purchase price to the acquired assets and liabilities, including goodwill and each of the identifiable intangible assets.  Please disclose the specific nature of the developed technology acquired.  In addition, disclosure should be provided of the factors that contributed to the purchase price that resulted in the recognition of significant amounts of goodwill as required by paragraph 51.b. of SFAS 141.

Response:  The Company acknowledges the Staff’s comment and has added the requested disclosures in note 2 of the notes to the consolidated financial statements in Amendment No. 1.

64.                                 Comment:  In view of the significant in-process research and development write-off, your accompanying footnote disclosures should be enhanced.  Please identify the appraisal method used to value the projects and state the significant appraisal assumptions, such as the period in which material net cash inflows from significant projects are expected to commence, anticipated material changes from historical pricing, margins and expense levels and the risk adjusted discount rate applied to the projects’ cash flows.  Describe each individually significant project acquired, indicate the degrees of completion at the acquisition date and disclose the anticipated cost and time of completion.

Response:  The Company acknowledges the Staff’s comment and has added the requested disclosures in note 2 of the notes to the consolidated financial statements in Amendment No. 1.

65.                                 Comment:  Also, until all acquired projects have been completed or discontinued, a discussion of each significant project should be presented in MD&A. Please discuss the status of each project that you acquired, including how actual results have compared to the assumptions underlying your appraisal.  Material variations from your underlying projections and assumptions should be disclosed and their reasons and potential impact explained in future filings.  These disclosures should be provided until the projects are complete or abandoned.

Response:  The Company acknowledges the Staff’s comment and notes that as disclosed in Note 2 on page F-19 only one project remains to be completed at December 31, 2005.  The Company respectfully submits that the estimated cost to complete the project of $200,000 is not material and therefore no additional disclosure has been added to MD&A.

Pro forma Statements of Operations, page F-19

66.                                 Comment:  We note that the pro forma results for 2005 exclude nonrecurring significant charges for the write-off of in process research and development and the step up in the basis of the inventory.  Please tell us how this presentation is in accordance with paragraph 55 of SFAS 141 which requires disclosures of any material, nonrecurring items included in the reported pro forma results of operations.  Please revise or advise.

Response:  The Company has reviewed paragraph 55 of SFAS 141 and notes that the last sentence of paragraph 55 of SFAS 141 states that “Disclosure also shall be made of the nature and amount of any material nonrecurring items included in the reported pro forma results of operations.”  The Company submits that it excluded the charges for in process research and development and the step-up in the basis of the inventory to be consistent with its presentation of the pro forma information presented on page 47 of Amendment No. 1.  The Company has also revised the presentation and related disclosure in note 2 of the notes to the consolidated financial statements in Amendment No. 1 to state that these charges have been included in the pro forma results.

Note 7.  Commitments and Contingencies, page F-26

Put Right, page F-27

67.                                 Comment:  Please revise Note 7 to clarify your obligation to repurchase the shares of Alphatec Pacific and why you believe that this represents a call option that is required to be accounted for under the guidance of EITF 00-4.  In addition, disclose the repurchase value related to the put right.

Response:  The Company acknowledges the Staff’s comment and as a result has modified the disclosures in note 7 of the notes to the consolidated financial statements.

Upon further review of EITF 00-4, the Company has concluded that the put and related call arrangement do not meet the definition of Derivative 2 in EITF 00-4, which states that “The parent has a call option to buy the other 20 percent at a fixed price at a stated future date, and the minority interest holder has a put option to sell the other 20 percent to the parent under those same terms, that is, the fixed price of the call is equal to the fixed price of the put option.”  The Company reached this conclusion because the exercisability of the put and the call option is not at a stated future date.

However, the Company believes  that paragraphs 11 and 22 of SFAS 150 do apply. Paragraph 11 states that “A financial instrument, other than an outstanding share, that, at inception, (a) embodies an obligation to repurchase the issuer’s equity shares, or is indexed to such an obligation, and (b) requires or may require the issuer to settle the obligation by transferring assets shall be classified as a liability (or an asset in some circumstances).  Examples include forward purchase contracts or written put options on the issuer’s equity shares that are to be physically settled or net cash settled.”  As disclosed in Note 7 of the notes to the consolidated financial statements, the CEO of Alphatec Pacific “has the right to require Company to repurchase the shares beginning one year from the completion of an initial public offering by the Company.”

Paragraph 22 of SFAS 150 states that “Forward contracts that require physical settlement by repurchase of a fixed number of the issuer’s equity shares in exchange for cash and mandatorily redeemable financial instruments shall be measured subsequently in one of two ways.  If both the amount to be paid and the settlement date are fixed, those instruments shall be measured subsequently at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception.  If either the amount to be paid or the settlement date varies based on specified conditions, those instruments shall be measured subsequently at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date, recognizing the resulting change in that amount from the previous reporting date as interest cost.  Any amounts paid or to be paid to holders of those contracts in excess of the initial measurement amount shall be reflected in interest cost.”

Accordingly, the Company believes that the accounting under SFAS 150 discussed above results in the same accounting the Company has applied in the financial statements included in Amendment No. 1.  The Company has modified the disclosure to state that it has followed SFAS 150 instead of EITF 00-4. In addition, the repurchase value related to the put right is disclosed as minority interest on the face of the balance sheet.

Part II

Item 16. Exhibits and Financial Statements, page II-3

68.                                 Comment:  Please file as exhibits the transaction documents pursuant to which you acquired Alphatec Spine.

Response:  The Company has filed as an exhibit to Amendment No. 1 a copy of the merger agreement pursuant to which Alphatec Spine, Inc. became a wholly-owned subsidiary of the Company.

Exhibit 4.2

69.                                 Comment:  Please provide Schedule I to Exhibit 4.2.

Response:  The Company is supplementally providing a copy of Schedule I to Exhibit 4.2.

Please call the undersigned at (617) 542-6000 with any comments or questions regarding the Amendment, and kindly fax a copy of any written comments to the following parties:

James M. McKnight	Michael L. Fantozzi	Ebun S. Garner, Esq.
Mintz, Levin, Cohn, Ferris,	Sahir C. Surmeli	Alphatec Holdings, Inc.
Glovsky and Popeo, P.C.	Mintz, Levin, Cohn, Ferris,	2051 Palomar Airport Road
Chrysler Center	Glovsky and Popeo, P.C.	Carlsbad, CA 92011
666 Third Avenue	One Financial Center	(760) 431-9286
New York, NY 10017	Boston, MA 02111	FAX: (760) 431-9083
(212) 935-3000	(617) 542-6000
FAX: (212) 983-3115	FAX: (617) 542-2241

Thank you for your assistance.

Very truly yours,

/s/ Michael L. Fantozzi

cc:	Securities and Exchange Commission
Perry Hinden
Adelaja Heyliger
Lynn Dicker
Brian Cascio
Alphatec Holdings, Inc.
John H. Foster
Ronald G. Hiscock
Stephen T.D. Dixon
Ebun S. Garner
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Stephen C. Curley
James M. McKnight
Sahir C. Surmeli
Daren Graham
Clifford Chance US LLP
Alejandro E. Camacho
Per B. Chilstrom
Ernst & Young LLP
Richard Mejia